Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents.
Banks	$ 9,491,029	$ 11,080,569
Short-term investments	5,907,785	3,467,859
Cash	2,244	1,478
Total cash and cash equivalents	$ 15,401,058	$ 14,549,906	$ 5,082,308	$ 7,075,758